Financial Instruments	12 Months Ended
Dec. 31, 2013
Investments All Other Investments [Abstract]
Financial Instruments
12.	FINANCIAL INSTRUMENTS

The Company is exposed to a number of risks related to changes in foreign currency exchange rates, interest rates, collection of accounts receivable and loan receivable, settlement of liabilities and management of cash and cash equivalents.

Fair Value

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Cash and cash equivalent, and short-term investments: The carrying amount approximates fair value because of the short maturity of those instruments.

Loan receivable: The fair value is estimated based on quoted market prices for those or similar investments.

Patent finance obligations: The fair values are estimated based on the quoted market prices for those or similar instruments or on the current rates offered to the Company for debt of similar terms.

Foreign exchange contracts: The fair value of foreign currency contracts is estimated by obtaining quotes from brokers.

The estimated fair values of the Company’s financial instruments are as follows:

	Hierarchy Level	As at December 31, 2013		As at December 31, 2012
		Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	1	$130,394	$130,394	$175,246	$175,246
Short-term investments	1	1,457	1,457	1,617	1,617
Loan receivable	2	1,075	1,075	911	911
Patent finance obligations	2	52,032	52,032	5,217	5,217
Foreign exchange contracts	2	(668)	(668)	—	—

As of December 31, 2013, the Company held foreign exchange forward contracts totaling approximately $32,000 which mature at various dates through to January 2015. The Company uses quoted market prices for similar instruments in an active market and, therefore, the foreign exchange forward contracts are classified as Level 2 in the fair value hierarchy.

Credit risk

Credit risk is the risk of financial loss to the Company if a licensee or counter-party to a financial instrument fails to meet its contractual obligations. Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable, loan receivable, and forward foreign exchange contracts.

The Company’s cash and cash equivalents, and short-term investments consist primarily of deposit investments that are held only with Canadian chartered banks. Management does not expect any counter-parties to fail to meet their obligations.

The Company’s loan receivable is a term loan facility which is collateralized by a general security agreement. Management does not expect the borrower to fail to meet its obligations.

The Company’s exposure to credit risk with its accounts receivable from licensees is influenced mainly by the individual characteristics of each licensee. The Company’s licensees are for the most part, manufacturers and distributors of telecommunications and consumer electronics products primarily located in the United States, Canada, Taiwan, Korea, Japan, Hong Kong and China. Credit risk from accounts receivable encompasses the default risk of the Company’s licensees. Prior to entering into licensing agreements with new licensees the Company assesses the risk of default associated with the particular company. In addition, on an ongoing basis, management monitors the level of accounts receivable attributable to each licensee and the length of time taken for amounts to be settled and where necessary, takes appropriate action to follow up on those balances considered overdue. The Company has had no significant bad debts for any periods presented.

Two licensees individually accounted for 20% and 14%, respectively of revenues from royalties for the year ended December 31, 2013 (for the year ended December 31, 2012 – two licensees individually accounted for 23% and 14%, respectively). Management does not believe that there is significant credit risk arising from any of the Company’s licensees for which revenue has been recognized. However, should one of the Company’s major licensees be unable to settle amounts due, the impact on the Company could be significant. The maximum exposure to loss arising from accounts receivable is equal to their total carrying amounts. At December 31, 2013, three licensees individually accounted for 58%, 17%, and 10%, respectively of total accounts receivable (December 31, 2012 – one licensee individually accounted for 44% of total accounts receivable).

Financial assets past due

The following table provides information regarding the aging and collectability of the Company’s accounts receivable balances as at December 31, 2013:

Current	$1,480
Past due 1 – 30 days	9,203
Past due 31 – 60 days	5
Past due 61 – 90 days	—
Over 91 days past due	1,504
Less allowance for doubtful accounts	(193)

$11,999

The definition of items that are past due is determined by reference to terms agreed with individual licensees. As at January 30, 2013, approximately $10,073 of past due amounts have been collected. None of the amounts outstanding have been challenged by the respective licensees and the Company continues to conduct business with them on an ongoing basis. Accordingly, management has no reason to believe that this balance is not fully collectable in the future.

The Company reviews financial assets past due on an ongoing basis with the objective of identifying potential matters which could delay the collection of funds at an early stage. Once items are identified as being past due, contact is made with the respective company to determine the reason for the delay in payment and to establish an agreement to rectify the breach of contractual terms. At December 31, 2013, the Company had a provision for doubtful accounts of $193 (2012 – $193) which was made against accounts receivable where collection efforts to date have been unsuccessful.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s objective in managing liquidity risk is to ensure that it has sufficient liquidity available to meet its liabilities when due.

At December 31, 2013, the Company had cash and cash equivalents and short-term investments of $131,851, credit facilities of $8,000 and accounts receivable of $11,999 available to meet its obligations.

Market risk

Market risk is the risk to the Company that the fair value of future cash flows from its financial instruments will fluctuate due to changes in interest rates and foreign currency exchange rates. Market risk arises as a result of the Company generating revenues in foreign currencies.

Interest rate risk

The only financial instruments that expose the Company to interest rate risk are its cash and cash equivalents and short-term investments. The Company’s objectives of managing its cash and cash equivalents and short-term investments are to ensure sufficient funds are maintained on hand at all times to meet day to day requirements and to place any amounts which are considered in excess of day to day requirements on short-term deposit with the Company’s banks so that they earn interest. When placing amounts of cash and cash equivalents into short-term investments, the Company only places investments with Canadian chartered banks and ensures that access to the amounts placed can be obtained on short-notice. A one percent increase/decrease in interest rates could have resulted in an approximate increase/decrease to investment income of $1,319.

Currency risk

A portion of WiLAN’s revenues and operating expenses are denominated in Canadian dollars. Because the Company reports its financial performance in US dollars, WiLAN’s operating results are subject to changes in the exchange rate of the Canadian dollar relative to the US dollar. Any decrease in the value of the Canadian dollar relative to the US dollar has an unfavourable impact on Canadian dollar denominated revenues and a favourable impact on Canadian dollar denominated operating expenses. Approximately 11% of the Company’s cash and cash equivalents and short term investments are denominated in Canadian dollars and are subject to changes in the exchange rate of the Canadian dollar relative to the US dollar.

For the year ended December 31, 2013, the Company had revenues and expenses denominated in Canadian dollars of approximately nil and $16,412, respectively. Fluctuations in foreign currency rates between the U.S. and Canadian dollars could impact the net exposure approximating $16,412 and adversely affect net earnings of the Company.

At December 31, 2013, the Company had Canadian dollar denominated cash and cash equivalents and short-term investments, and accounts receivable balances of approximately $14,930 and nil respectively, offset by accounts payable and accrued liabilities totaling approximately $8,561. Fluctuations in foreign currency rates between the U.S. and Canadian dollars could impact the net exposure approximating $6,369 and adversely affect net earnings of the Company.

A one cent increase/decrease in foreign currency rates between the U.S. and Canadian dollars could have resulted in an approximate increase/decrease to net and comprehensive loss of $47.

The Company may manage the risk associated with foreign exchange rate fluctuations by, from time to time, entering into forward foreign exchange contracts and engaging in other hedging strategies. To the extent that WiLAN engages in risk management activities related to foreign exchange rates, it may be subject to credit risks associated with the counterparties with whom it contracts.

The Company’s objective in obtaining forward foreign exchange contracts is to manage its risk and exposure to currency rate fluctuations related primarily to future cash inflows and outflows of Canadian dollars. The Company does not use forward foreign exchange contracts for speculative or trading purposes.